UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares				Value

	COMMON STOCK - 70.9%
	AEROSPACE/DEFENSE - 1.7%
1,700	General Dynamics Corp.			$ 109,820
1,600	Northrop Grumman Corp.			82,800
4,000	Raytheon Co.			191,880
				384,500
	AGRICULTURE - 1.6%
2,210	Altria Group, Inc.			39,360
2,500	Archer-Daniels-Midland Co.			73,050
700	Bunge Ltd.			43,827
921	Lorillard, Inc.			68,430
1,810	Philip Morris International, Inc.			88,219
1,300	Reynolds American, Inc.			57,876
				370,762
	APPAREL - 0.2%
500	Polo Ralph Lauren Corp.			38,310

	AUTO MANUFACTURERS - 0.2%
5,100	Ford Motor Co. *			36,771

	AUTO PARTS & EQUIPMENT - 0.2%
1,600	Johnson Controls, Inc.			40,896

	BANKS - 5.5%
3,600	Bancorpsouth, Inc.			87,876
9,706	Bank of America Corp.			164,226
1,700	BB&T Corp.			46,308
6,332	Citigroup, Inc.			30,647
915	Goldman Sachs Group, Inc.			168,680
8,240	JPMorgan Chase & Co.			361,077
1,100	Northern Trust Corp.			63,976
1,000	State Street Corp.			52,600
2,600	US Bancorp			56,836
7,600	Wells Fargo & Co.			214,168
				1,246,394
	BEVERAGES - 1.6%
500	Brown-Forman Corp.			24,110
7,200	Coca-Cola Enterprises, Inc.			154,152
2,900	Constellation Brands, Inc. *			43,935
800	Molson Coors Brewing Co.			38,944
1,760	PepsiCo, Inc.			103,242
				364,383
	BIOTECHNOLOGY - 1.5%
2,600	Amgen, Inc. *			156,598
500	Biogen Idec, Inc. *			25,260
2,600	Gilead Sciences, Inc. *			121,108
800	Life Technologies Corp. *			37,240
				340,206
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	CHEMICALS - 1.9%
900	Ashland, Inc.			$ 38,898
3,300	Cabot Corp.			76,263
400	CF Industries Holdings, Inc.			34,492
2,400	Lubrizol Corp.			171,504
1,400	Sigma-Aldrich Corp.			75,572
1,000	Valspar Corp.			27,510
				424,239
	COAL - 0.4%
1,658	Alpha Natural Resources, Inc. *			58,196
500	Walter Energy, Inc.			30,030
				88,226
	COMMERCIAL SERVICES - 1.9%
700	Apollo Group, Inc. *			51,569
1,100	Automatic Data Processing, Inc.			43,230
9,700	Hertz Global Holdings, Inc. *			105,051
300	ITT Educational Services, Inc. *			33,123
700	Manpower, Inc.			39,697
200	Mastercard, Inc.			40,430
2,500	RR Donnelley & Sons Co.			53,150
600	Visa, Inc.			41,466
1,300	Western Union Co.			24,596
				432,312
	COMPUTERS - 5.0%
800	Accenture PLC			29,816
1,465	Apple, Inc. *			271,567
3,600	Computer Sciences Corp. *			189,756
2,500	Dell, Inc. *			38,150
2,988	Hewlett-Packard Co.			141,064
3,200	International Business Machines Corp.			382,752
1,400	SanDisk Corp. *			30,380
2,000	Seagate Technology			30,420
800	Western Digital Corp. *			29,224
				1,143,129
	COSMETICS/PERSONAL CARE - 1.1%
3,100	Avon Products, Inc.			105,276
900	Colgate-Palmolive Co.			68,652
1,302	Procter & Gamble Co.			75,412
				249,340
	DISTRIBUTION/WHOLESALE - 0.9%
500	Genuine Parts Co.			19,030
4,300	Ingram Micro, Inc. *			72,455
1,300	Tech Data Corp. *			54,093
700	WW Grainger, Inc.			62,552
				208,130
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,900	AmeriCredit Corp. *			$ 30,001
550	BlackRock, Inc.			119,251
1,700	Discover Financial Services			27,591
800	Franklin Resources, Inc.			80,480
1,400	Invesco Ltd.			31,864
1,800	Jefferies Group, Inc. *			49,014
1,100	Raymond James Financial, Inc.			25,608
				363,809
	ELECTRIC - 2.2%
2,500	Consolidated Edison, Inc.			102,350
2,400	Edison International			80,592
3,800	Hawaiian Electric Industries, Inc.			68,856
3,900	Mirant Corp. *			64,077
2,800	NRG Energy, Inc. *			78,932
1,500	NSTAR			47,730
1,300	Pinnacle West Capital Corp.			42,666
700	Public Service Enterprise Group, Inc.			22,008
				507,211
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
800	Hubbell, Inc.			33,600

	ELECTRONICS - 0.3%
800	Thermo Fisher Scientific, Inc. *			34,936
5,000	Vishay Intertechnology, Inc. *			39,500
				74,436
	ENGINEERING & CONSTRUCTION - 0.4%
1,600	Fluor Corp.			81,360

	FOOD - 1.3%
2,300	ConAgra Foods, Inc.			49,864
2,700	Kroger Co.			55,728
6,800	Sysco Corp.			168,980
1,100	Whole Foods Market, Inc. *			33,539
				308,111
	FOREST PRODUCTS & PAPER - 0.1%
1,500	MeadWestvaco Corp.			33,465

	GAS - 0.6%
2,300	Atmos Energy Corp.			64,814
1,900	NiSource, Inc.			26,391
2,400	Southern Union Co.			49,896
				141,101
	HEALTHCARE-PRODUCTS - 2.5%
800	Baxter International, Inc.			45,608
1,000	Covidien Plc			43,260
1,700	Hill-Rom Holdings, Inc.			37,026
1,000	Hospira, Inc. *			44,600
5,880	Johnson & Johnson			358,033
900	Medtronic, Inc.			33,120
				561,647
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	HEALTHCARE-SERVICES - 1.0%
2,800	CIGNA Corp.			$ 78,652
1,600	Coventry Health Care, Inc. *			31,936
2,300	Health Net, Inc. *			35,420
1,500	Humana, Inc. *			55,950
400	Quest Diagnostics, Inc.			20,876
				222,834
	HOME BUILDERS - 0.3%
600	MDC Holdings, Inc.			20,844
90	NVR, Inc. *			57,363
				78,207
	HOME FURNISHINGS - 0.2%
500	Whirlpool Corp.			34,980

	HOUSEHOLD PRODUCTS/WARES - 0.3%
800	Kimberly-Clark Corp.			47,184
600	Scotts Miracle-Gro Co.			25,770
				72,954
	HOUSEWARES - 0.1%
1,700	Newell Rubbermaid, Inc.			26,673

	INSURANCE - 2.2%
2,500	Aflac, Inc.			106,850
500	Arch Capital Group Ltd. *			33,770
900	Endurance Specialty Holdings Ltd.			32,823
2,400	First American Corp.			77,688
1,400	Lincoln National Corp.			36,274
1,600	Protective Life Corp.			34,272
600	Travelers Cos., Inc.			29,538
4,200	Unitrin, Inc.			81,858
3,000	Unum Group			64,320
				497,393
	INTERNET - 1.4%
1,000	Amazon.com, Inc. *			93,360
900	F5 Networks, Inc. *			35,667
185	Google, Inc. *			91,732
1,000	McAfee, Inc. *			43,790
1,000	NetFlix, Inc. *			46,170
500	Sohu.com, Inc. *			34,390
				345,109
	LODGING - 0.1%
2,100	Wyndham Worldwide Corp.			34,272

	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,100	Joy Global, Inc.			53,834

	MACHINERY-DIVERSIFIED - 0.3%
600	Flowserve Corp.			59,124

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	MEDIA - 1.6%
7,900	Comcast Corp.			$ 133,431
1,600	DIRECTV Group, Inc. *			44,128
2,300	DISH Network Corp. *			44,298
917	Time Warner Cable, Inc.			39,514
3,066	Time Warner, Inc.			88,239
900	Walt Disney Co.			24,714
				374,324
	MINING - 0.3%
1,000	Freeport-McMoRan Copper & Gold, Inc.			68,610

	MISCELLANEOUS MANUFACTURING - 2.9%
2,000	3M Co.			147,600
700	Carlisle Cos., Inc.			23,737
1,200	Cooper Industries PLC			45,084
18,200	General Electric Co.			298,844
2,600	Ingersoll-Rand Plc			79,742
1	John Bean Technologies Corp.			18
3,200	Leggett & Platt, Inc.			62,080
				657,105
	OIL & GAS - 6.4%
2,500	Apache Corp.			229,575
4,500	Chevron Corp.			316,935
2,400	ConocoPhillips			108,384
500	Devon Energy Corp.			33,665
600	ENSCO International, Inc.			25,524
6,240	Exxon Mobil Corp.			428,126
700	Hess Corp.			37,422
1,000	Murphy Oil Corp.			57,570
1,300	Noble Corp.			49,348
400	Occidental Petroleum Corp.			31,360
4,300	St Mary Land & Exploration Co.			139,578
				1,457,487
	OIL & GAS SERVICES - 1.1%
1,700	Cameron International Corp. *			64,294
700	FMC Technologies, Inc. *			36,568
6,900	Global Industries Ltd. *			65,550
2,100	Oil States International, Inc. *			73,773
				240,185
	PACKAGING & CONTAINERS - 0.1%
1,500	Temple-Inland, Inc.			24,630

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	PHARMACEUTICALS - 4.4%
2,400	Abbott Laboratories			$ 118,728
8,200	AmerisourceBergen Corp.			183,516
2,900	Bristol-Myers Squibb Co.			65,308
2,400	Eli Lilly & Co.			79,272
1,200	Herbalife Ltd.			39,288
600	McKesson Corp.			35,730
2,000	Medco Health Solutions, Inc. *			110,620
13,140	Pfizer, Inc.			217,467
1,800	Schering-Plough Corp.			50,850
2,100	Wyeth			102,018
				1,002,797
	REITS - 1.7%
2,800	Annaly Capital Management, Inc.			50,792
300	Boston Properties, Inc.			19,665
6,400	Brandywine Realty Trust			70,656
800	Digital Realty Trust, Inc.			36,568
2,300	Hospitality Properties Trust			46,851
9,000	HRPT Properties Trust			67,680
1,200	Public Storage			90,288
				382,500
	RETAIL - 4.3%
2,900	AutoNation, Inc. *			52,432
800	Big Lots, Inc. *			20,016
900	BJ's Wholesale Club, Inc. *			32,598
1,600	Brinker International, Inc.			25,168
200	Chipotle Mexican Grill, Inc. *			19,410
1,700	CVS Caremark Corp.			60,758
500	Family Dollar Stores, Inc.			13,200
4,800	Macy's, Inc.			87,792
2,100	McDonald's Corp.			119,847
3,700	Ross Stores, Inc.			176,749
2,500	Starbucks Corp. *			51,625
900	TJX Cos., Inc.			33,435
5,200	Wal-Mart Stores, Inc.			255,268
1,200	Williams-Sonoma, Inc.			24,276
				972,574
	SEMICONDUCTORS - 1.9%
2,300	Cypress Semiconductor Corp. *			23,759
4,400	Fairchild Semiconductor International, Inc. *			45,012
9,900	Intel Corp.			193,743
2,600	Marvell Technology Group Ltd. *			42,094
1,800	Novellus Systems, Inc. *			37,764
3,600	Texas Instruments, Inc.			85,284
				427,656
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares				Value
	SOFTWARE - 2.5%
2,100	Activision Blizzard, Inc. *			$ 26,019
2,800	Adobe Systems, Inc. *			92,512
700	BMC Software, Inc. *			26,271
900	Broadridge Financial Solutions, Inc.			18,090
9,440	Microsoft Corp.			244,402
6,300	Novell, Inc. *			28,413
2,900	Oracle Corp.			60,436
1,300	Red Hat, Inc. *			35,932
500	Salesforce.com, Inc. *			28,465
				560,540
	TELECOMMUNICATIONS - 3.5%
6,500	ADC Telecommunications, Inc. *			54,210
9,422	AT&T, Inc.			254,488
7,900	Cisco Systems, Inc. *			185,966
198	Harris Stratex Networks, Inc. *			1,386
1,700	NeuStar, Inc. *			38,420
800	QUALCOMM, Inc.			35,984
9,900	Qwest Communications International, Inc.			37,719
10,600	Sprint Nextel Corp. *			41,870
11,600	Tellabs, Inc. *			80,272
6,200	Windstream Corp.			62,806
				793,121
	TRANSPORTATION - 1.1%
1,400	CH Robinson Worldwide, Inc.			80,850
1,400	CSX Corp.			58,604
1,300	Expeditors International of Washington, Inc.			45,695
1,000	Tidewater, Inc.			47,090
500	United Parcel Service, Inc.			28,235
				260,474
	WATER - 0.2%
2,700	American Water Works Co., Inc.			53,838

	TOTAL COMMON STOCK ( Cost - $15,158,751)			16,173,559

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 27.9%
	AEROSPACE/DEFENSE - 0.4%
45,000	Lockheed Martin Corp.	7.6500	5/1/2016	54,305
25,000	Northrop Grumman Systems Corp.	7.7500	2/15/2031	32,782
				87,087
	AGRICULTURE - 0.4%
25,000	Altria Group, Inc.	8.5000	11/10/2013	29,082
10,000	Altria Group, Inc.	9.7000	11/10/2018	12,511
50,000	Archer-Daniels-Midland Co.	5.4500	3/15/2018	53,859
				95,452
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.	6.8750	2/15/2014	$ 39,603

	BANKS - 1.1%
55,000	Bank of America Corp.	5.7500	12/1/2017	54,991
45,000	Citigroup, Inc.	5.5000	4/11/2013	46,084
50,000	Goldman Sachs Group, Inc.	5.9500	1/18/2018	51,729
40,000	JPMorgan Chase & Co.	6.0000	1/15/2018	42,770
25,000	Morgan Stanley	5.9500	12/28/2017	25,768
20,000	Wachovia Bank NA	5.8500	2/1/2037	19,885
				241,227
	BEVERAGES - 0.2%
40,000	Coca-Cola Enterprises, Inc.	7.3750	3/3/2014	46,929

	CHEMICALS - 0.2%
35,000	EI Du Pont de Nemours & Co.	5.0000	1/15/2013	37,616

	COMMERCIAL MBS - 2.3%
51,000	Banc of America Commercial Mortgage, Inc. 2005-6-A4 **	5.3510	9/10/2047	49,617
137,104	Bear Stearns Commercial Mortgage Securities 2003-710-A1	4.0000	3/13/2040	139,020
131,220	GE Capital Commercial Mortgage Corp. 2002-2A-A2	4.9700	8/11/2036	136,362
55,000	Greenwich Capital Commercial Funding Corp. 2004-GGI-A7 **	5.3170	6/10/2036	55,653
65,000	JP Morgan Chase Commercial Mortgage Trust 2002-C2	5.0500	12/12/2034	66,344
24,873	Wachovia Bank Commercial Mortgage Trust 2005-C19-A2	4.5160	5/15/2044	24,757
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16-A4 **	4.8470	10/15/2041	54,012
				525,765
	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	37,204

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
40,000	American Express Co.	7.2500	5/20/2014	45,031
25,000	CME Group, Inc.	5.7500	2/15/2014	27,420
25,000	General Electric Capital Corp.	6.7500	3/15/2032	25,488
35,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	46,290
				144,229
	ELECTRIC - 0.8%
45,000	Consolidated Edison Co. of New York, Inc.	5.3750	12/15/2015	48,213
40,000	Exelon Generation Co. LLC	6.2000	10/1/2017	43,781
50,000	Florida Power & Light Co.	4.8500	2/1/2013	53,351
20,000	MidAmerican Energy Co.	5.7500	11/1/2035	20,860
20,000	Virginia Electric and Power Co.	8.8750	11/15/2038	28,867
				195,072
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	FOOD - 1.0%
70,000	General Mills, Inc.	5.2000	3/17/2015	$ 75,632
35,000	Kellogg Co.	7.4500	4/1/2031	45,538
40,000	Kraft Foods, Inc.	6.8750	1/26/2039	44,528
15,000	Kroger Co.	5.5000	2/1/2013	16,038
35,000	Kroger Co.	6.7500	4/15/2012	38,503
				220,239
	HOUSEHOLD PRODUCTS/WARES - 0.1%
25,000	Kimberly-Clark Corp.	6.1250	8/1/2017	28,391

	INSURANCE - 0.8%
35,000	Berkshire Hathaway Finance Corp.	4.8500	1/15/2015	37,698
35,000	Chubb Corp.	6.5000	5/15/2038	40,979
30,000	Marsh & McLennan Cos., Inc.	5.3750	7/15/2014	31,071
25,000	Prudential Financial, Inc.	4.7500	9/17/2015	24,852
55,000	Travelers Cos., Inc.	5.3750	6/15/2012	58,298
				192,898
	MEDIA - 0.3%
30,000	Comcast Corp.	5.8750	2/15/2018	31,876
30,000	Time Warner Cable, Inc.	5.8500	5/1/2017	31,481
				63,357
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	36,874

	OIL & GAS - 0.4%
55,000	Devon Energy Corp.	6.3000	1/15/2019	60,973
30,000	Hess Corp.	8.1250	2/15/2019	35,927
				96,900
	PHARMACEUTICALS - 0.8%
25,000	Abbott Laboratories	5.8750	5/15/2016	27,908
30,000	Cardinal Health, Inc.	5.5000	6/15/2013	31,269
30,000	GlaxoSmithKline Capital, Inc.	6.3750	5/15/2038	35,572
30,000	McKesson Corp.	7.5000	2/15/2019	35,209
50,000	Wyeth	5.5000	3/15/2013	54,428
				184,386
	PIPELINES - 0.4%
30,000	Spectra Energy Capital LLC	6.2000	4/15/2018	31,121
55,000	TransCanada Pipelines Ltd.	4.8750	1/15/2015	55,411
15,000	TransCanada Pipelines Ltd.	7.1250	1/15/2019	17,721
				104,253
	RETAIL - 0.4%
30,000	McDonald's Corp.	6.3000	10/15/2037	35,000
40,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	46,782
				81,782
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 0.6%
70,000	AT&T, Inc.	5.1000	9/15/2014	$ 75,769
15,000	Cisco Systems, Inc.	5.9000	2/15/2039	16,292
35,000	Verizon Communications, Inc.	6.4000	2/15/2038	37,548
				129,609
	TRANSPORTATION - 0.5%
40,000	Burlington Northern Santa Fe Corp.	5.9000	7/1/2012	43,561
20,000	Norfolk Southern Corp.	5.6400	5/17/2029	20,421
21,000	Union Pacific Corp.	6.2500	5/1/2034	22,923
20,000	United Parcel Service, Inc.	6.2000	1/15/2038	23,245
				110,150
	US GOVERNMENT - 1.0%
150,000	United States Treasury Note	4.2500	5/15/2039	155,227
70,000	United States Treasury Note	5.2500	2/15/2029	81,293
				236,520
	US GOVERNMENT AGENCIES - 6.2%
175,000	Federal Home Loan Banks	3.3750	2/27/2013	183,739
200,000	Federal Home Loan Banks	4.5000	9/16/2013	217,300
165,000	Federal Home Loan Banks	5.2500	6/18/2014	184,658
50,000	Federal Home Loan Mortgage Corp.	4.3750	7/17/2015	53,853
300,000	Federal Home Loan Mortgage Corp.	6.8750	9/15/2010	318,456
425,000	Federal National Mortgage Association	4.3750	9/15/2012	458,215
				1,416,221
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 8.8%
59,484	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	62,776
59,074	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	61,885
50,296	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	53,092
157,185	Federal National Mortgage Association	4.0000	5/1/2014	162,438
13,933	Federal National Mortgage Association	4.0000	10/1/2020	14,234
27,095	Federal National Mortgage Association	4.0000	2/1/2022	27,649
62,985	Federal National Mortgage Association	4.5000	11/1/2019	65,952
348,612	Federal National Mortgage Association	4.5000	9/1/2020	365,032
25,084	Federal National Mortgage Association	4.5000	9/1/2035	25,513
65,121	Federal National Mortgage Association	5.0000	3/1/2023	68,413
127,676	Federal National Mortgage Association	5.0000	9/1/2033	132,182
13,476	Federal National Mortgage Association	5.0000	10/1/2035	13,935
181,045	Federal National Mortgage Association	5.0000	2/1/2036	187,135
42,472	Federal National Mortgage Association	5.5000	6/1/2022	45,035
230,289	Federal National Mortgage Association	5.5000	2/1/2037	241,030
144,450	Federal National Mortgage Association	5.5000	8/1/2037	151,264
64,475	Federal National Mortgage Association	6.0000	3/1/2036	68,563
47,084	Federal National Mortgage Association	6.0000	3/1/2037	49,724
89,202	Federal National Mortgage Association	6.0000	8/1/2037	94,140
33,437	Federal National Mortgage Association	6.0000	5/1/2038	35,288
69,968	Federal National Mortgage Association	6.5000	3/1/2037	74,858
2,154	Federal National Mortgage Association	7.0000	6/1/2029	2,363
				2,002,501
	TOTAL BONDS & NOTES ( Cost - $6,082,296)			6,354,265

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value				Value
	SHORT-TERM INVESTMENTS - 1.9%
426,340	AIM STIT Liquid Assets Portfolio, to yield 0.26% (a)			$ 426,340
	( Cost - $426,340)

	TOTAL INVESTMENTS - 100.7% ( Cost - $21,667,387) (b)			$ 22,954,164
	OTHER LIABILITIES LESS ASSETS - (0.7%)			(152,167)
	NET ASSETS - 100.0%			$ 22,801,997

(a) Variable rate security, the money market rate sown represents the rate at September 30, 2009.

(b)  Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 2,225,477
	Unrealized depreciation:			(938,700)
	Net unrealized appreciation:			$ 1,286,777

* Non-Income producing security.
** Variable rate security - interest rate subject to periodic change.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 98.9%
	ADVERTISING - 0.1%
2,300	APAC Customer Services, Inc. *	$ 13,593
3,100	Harte-Hanks, Inc.	42,873
		56,466
	AEROSPACE/DEFENSE - 1.1%
1,900	Cubic Corp.	74,993
7,900	Goodrich Corp.	429,286
4,000	L-3 Communications Holdings, Inc.	321,280
		825,559
	AGRICULTURE - 1.2%
1,500	Andersons, Inc.	52,800
6,500	Bunge Ltd.	406,965
6,100	Lorillard, Inc.	453,230
630	Vector Group Ltd.	9,815
		922,810
	AIRLINES - 0.2%
3,500	Airtran Holdings, Inc. *	21,875
500	Alaska Air Group, Inc. *	13,395
300	Allegiant Travel Co. *	11,427
13,600	Hawaiian Holdings, Inc. *	112,336
1,800	Skywest, Inc.	29,844
		188,877
	APPAREL - 0.8%
2,300	Carter's, Inc. *	61,410
11,500	Jones Apparel Group, Inc.	206,195
400	Perry Ellis International, Inc. *	6,416
3,000	Polo Ralph Lauren Corp.	229,860
500	Steven Madden Ltd. *	18,405
1,750	Warnaco Group, Inc. *	76,755
900	Wolverine World Wide, Inc.	22,356
		621,397
	AUTO MANUFACTURERS - 0.3%
14,600	Force Protection, Inc. *	79,716
4,600	Oshkosh Corp.	142,278
		221,994
	AUTO PARTS & EQUIPMENT - 0.3%
1,600	Miller Industries, Inc. *	17,600
1,100	Spartan Motors, Inc.	5,654
5,600	Standard Motor Products, Inc.	85,120
1,200	Tenneco, Inc. *	15,648
4,500	TRW Automotive Holdings Corp. *	75,375
		199,397
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	BANKS - 2.9%
1,300	Banco Latinoamericano de Comercio Exterior SA	$ 18,486
15,400	Bancorpsouth, Inc.	375,914
9,300	Bank of Hawaii Corp.	386,322
8,800	BOK Financial Corp.	407,616
400	Cass Information Systems, Inc.	11,944
1,400	First Financial Bankshares, Inc.	69,244
1,100	Great Southern Bancorp, Inc.	26,081
1,900	Northern Trust Corp.	110,504
3,300	Oriental Financial Group, Inc.	41,910
1,500	Park National Corp.	87,510
2,500	Prosperity Bancshares, Inc.	86,975
500	Simmons First National Corp.	14,405
4,600	Southwest Bancorp, Inc.	64,584
2,200	SVB Financial Group *	95,194
2,100	Trustco Bank Corp. NY	13,125
2,500	United Bankshares, Inc.	48,975
13,000	Wilmington Trust Corp.	184,600
6,000	Wintrust Financial Corp.	167,760
		2,211,149
	BEVERAGES - 1.4%
28,100	Coca-Cola Enterprises, Inc.	601,621
9,100	Constellation Brands, Inc. *	137,865
3,500	Dr Pepper Snapple Group, Inc. *	100,625
2,000	Molson Coors Brewing Co.	97,360
3,100	Pepsi Bottling Group, Inc.	112,964
		1,050,435
	BIOTECHNOLOGY - 1.5%
1,100	Affymax, Inc. *	26,279
3,700	BioCryst Pharmaceuticals, Inc. *	30,488
7,100	Charles River Laboratories International, Inc. *	262,558
1,800	Cubist Pharmaceuticals, Inc. *	36,360
5,700	Cytokinetics, Inc. *	30,153
800	Emergent Biosolutions, Inc. *	14,128
3,100	Human Genome Sciences, Inc. *	58,342
4,500	Immunomedics, Inc. *	24,840
6,900	Insmed, Inc. *	5,658
10,192	Life Technologies Corp. *	474,438
1,000	Martek Biosciences Corp. *	22,590
15,000	Maxygen, Inc. *	100,350
1,300	PDL BioPharma, Inc.	10,244
3,200	Repligen Corp. *	16,032
5,300	SuperGen, Inc. *	14,151
		1,126,611
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	BUILDING MATERIALS - 0.7%
300	Apogee Enterprises, Inc.	$ 4,506
8,000	Gibraltar Industries, Inc.	106,160
28,700	Masco Corp.	370,804
300	Quanex Building Products Corp.	4,308
300	Simpson Manufacturing Co., Inc.	7,578
1,700	Universal Forest Products, Inc.	67,082
		560,438
	CHEMICALS - 2.9%
900	A Schulman, Inc.	17,937
11,700	Cabot Corp.	270,387
3,000	CF Industries Holdings, Inc.	258,690
4,500	Cytec Industries, Inc.	146,115
3,700	Eastman Chemical Co.	198,098
4,800	Ecolab, Inc.	221,904
7,600	ICO, Inc. *	35,492
600	Innophos Holdings, Inc.	11,100
5,500	Lubrizol Corp.	393,030
600	NewMarket Corp.	55,824
1,600	OM Group, Inc. *	48,624
2,100	Quaker Chemical Corp.	46,053
2,450	Sherwin-Williams Co.	147,392
2,400	Sigma-Aldrich Corp.	129,552
600	Stepan Co.	36,048
4,200	Valspar Corp.	115,542
2,400	Westlake Chemical Corp.	61,680
		2,193,468
	COAL - 0.5%
7,490	Alpha Natural Resources, Inc. *	262,899
2,200	Walter Energy, Inc.	132,132
		395,031
	COMMERCIAL SERVICES - 5.6%
7,000	Alliance Data Systems Corp. *	427,560
7,750	Apollo Group, Inc. *	570,943
5,900	Avis Budget Group, Inc. *	78,824
400	Capella Education Co. *	26,936
3,200	Career Education Corp. *	78,016
800	Chemed Corp.	35,112
2,100	Corinthian Colleges, Inc. *	38,976
2,000	Deluxe Corp.	34,200
2,000	Dollar Thrifty Automotive Group, Inc. *	49,180
5,200	DynCorp International, Inc. *	93,600
800	Emergency Medical Services Corp. *	37,200
1,000	Gartner, Inc. *	18,270
1,400	Healthcare Services Group, Inc.	25,704
38,800	Hertz Global Holdings, Inc. *	420,204
10,400	Hewitt Associates, Inc. *	378,872
6,100	Hillenbrand, Inc.	124,257
600	ICT Group, Inc. *	6,300
1,300	ITT Educational Services, Inc. *	143,533

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 5.6% (Continued)
900	Kendle International, Inc. *	$ 15,048
1,000	Learning Tree International, Inc. *	11,390
1,000	Lincoln Educational Services Corp. *	22,880
4,800	Manpower, Inc.	272,208
100	MAXIMUS, Inc.	4,660
1,000	Net 1 UEPS Technologies, Inc. *	20,960
4,600	PHH Corp. *	91,264
2,200	Rent-A-Center, Inc. *	41,536
1,600	Rollins, Inc.	30,160
14,800	RR Donnelley & Sons Co.	314,648
8,800	SAIC, Inc. *	154,352
2,200	StarTek, Inc. *	19,096
500	Steiner Leisure Ltd. *	17,880
600	Strayer Education, Inc.	130,608
700	SuccessFactors, Inc. *	9,849
3,600	TeleTech Holdings, Inc. *	61,416
600	TNS, Inc. *	16,440
2,400	Tree.com, Inc. *	18,120
700	TrueBlue, Inc. *	9,849
800	Universal Technical Institute, Inc. *	15,760
5,200	Valassis Communications, Inc. *	92,976
9,100	Volt Information Sciences, Inc. *	111,202
4,500	Weight Watchers International, Inc.	123,480
900	Wright Express Corp. *	26,559
		4,220,028
	COMPUTERS - 3.8%
3,000	Agilysys, Inc.	19,770
39,300	Cadence Design Systems, Inc. *	288,462
10,500	Computer Sciences Corp. *	553,455
1,000	COMSYS IT Partners, Inc. *	6,400
12,300	Cray, Inc. *	102,459
3,600	Insight Enterprises, Inc. *	43,956
600	Jack Henry & Associates, Inc.	14,082
1,400	Manhattan Associates, Inc. *	28,280
28,200	NCR Corp. *	389,724
600	Perot Systems Corp. *	17,820
11,700	SanDisk Corp. *	253,890
33,200	Seagate Technology	504,972
1,400	STEC, Inc. *	41,146
15,000	Sun Microsystems, Inc. *	136,350
2,000	SYKES Enterprises, Inc. *	41,640
700	Synaptics, Inc. *	17,640
600	Syntel, Inc.	28,638
4,400	Teradata Corp. *	121,088
7,400	Western Digital Corp. *	270,322
		2,880,094
	COSMETICS/PERSONAL CARE - 0.6%
13,000	Avon Products, Inc.	441,480
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	DISTRIBUTION/WHOLESALE - 3.5%
3,500	Beacon Roofing Supply, Inc. *	$ 55,930
5,000	Brightpoint, Inc. *	43,750
1,800	Core-Mark Holding Co., Inc. *	51,480
700	Fossil, Inc. *	19,915
3,800	Genuine Parts Co.	144,628
23,200	Ingram Micro, Inc. *	390,920
800	MWI Veterinary Supply, Inc. *	31,960
3,100	Owens & Minor, Inc.	140,275
300	Pool Corp.	6,666
5,700	Scansource, Inc. *	161,424
22,100	Tech Data Corp. *	919,581
800	United Stationers, Inc. *	38,088
100	Watsco, Inc.	5,391
7,000	WW Grainger, Inc.	625,520
		2,635,528
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
16,500	AmeriCredit Corp. *	260,535
8,900	Eaton Vance Corp.	249,111
200	GAMCO Investors, Inc.	9,140
13,900	Invesco Ltd.	316,364
22,300	Jefferies Group, Inc. *	607,229
1,300	National Financial Partners Corp. *	11,336
4,500	Nelnet, Inc. *	55,980
3,000	NYSE Euronext	86,670
1,400	optionsXpress Holdings, Inc.	24,192
3,700	Penson Worldwide, Inc. *	36,038
8,000	Raymond James Financial, Inc.	186,240
6,800	TradeStation Group, Inc. *	55,420
7,500	Waddell & Reed Financial, Inc.	213,375
800	World Acceptance Corp. *	20,168
		2,131,798
	ELECTRIC - 4.8%
43,300	AES Corp. *	641,706
1,850	Avista Corp.	37,407
1,800	Black Hills Corp.	45,306
11,500	Calpine Corp. *	132,480
500	Central Vermont Public Service Corp.	9,650
800	CH Energy Group, Inc.	35,448
25,100	CMS Energy Corp.	336,340
7,000	Consolidated Edison, Inc.	286,580
5,200	Constellation Energy Group, Inc.	168,324
11,300	Edison International	379,454
300	Florida Public Utilities Co.	3,645
13,300	Hawaiian Electric Industries, Inc.	240,996
700	IDACORP, Inc.	20,153
30,500	Mirant Corp. *	501,115
500	NorthWestern Corp.	12,215
11,000	NSTAR	350,020
10,450	Pinnacle West Capital Corp.	342,969
9,400	PNM Resources, Inc.	109,792
		3,653,600
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
300	American Superconductor Corp. *	$ 10,062
3,500	EnerSys *	77,420
600	GrafTech International Ltd. *	8,820
11,300	Hubbell, Inc.	474,600
2,800	Powell Industries, Inc. *	107,492
		678,394
	ELECTRONICS - 0.4%
50	American Science & Engineering, Inc.	3,402
4,000	Arrow Electronics, Inc. *	112,600
3,500	Benchmark Electronics, Inc. *	63,000
800	Multi-Fineline Electronix, Inc. *	22,968
1,600	TTM Technologies, Inc. *	18,352
650	Varian, Inc. *	33,189
1,700	Watts Water Technologies, Inc.	51,425
		304,936
	ENGINEERING & CONSTRUCTION - 1.1%
4,900	Dycom Industries, Inc. *	60,270
5,200	EMCOR Group, Inc. *	131,664
11,200	Fluor Corp.	569,520
200	Michael Baker Corp. *	7,268
800	VSE Corp.	31,208
		799,930
	ENTERTAINMENT - 0.4%
600	Bally Technologies, Inc. *	23,022
300	Cinemark Holdings, Inc.	3,108
6,600	DreamWorks Animation SKG, Inc. *	234,762
2,500	Penn National Gaming, Inc. *	69,150
		330,042
	ENVIRONMENTAL CONTROL - 0.4%
300	Clean Harbors, Inc. *	16,878
2,300	Darling International, Inc. *	16,905
9,200	Republic Services, Inc.	244,444
900	Tetra Tech, Inc. *	23,877
		302,104
	FOOD - 2.3%
1,600	American Italian Pasta Co. *	43,488
400	Calavo Growers, Inc.	7,592
5,800	Chiquita Brands International, Inc. *	93,728
28,100	ConAgra Foods, Inc.	609,208
8,300	Del Monte Foods Co.	96,114
5,600	Hershey Co.	217,616
9,000	Hormel Foods Corp.	319,680
200	J&J Snack Foods Corp.	8,638
5,100	Kroger Co.	105,264
1,200	Lancaster Colony Corp.	61,524
400	Sanderson Farms, Inc.	15,056
6,500	Smithfield Foods, Inc. *	89,700
6,900	Winn-Dixie Stores, Inc. *	90,528
		1,758,136
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	FOREST PRODUCTS & PAPER - 1.1%
600	Clearwater Paper Corp. *	$ 24,798
24,700	MeadWestvaco Corp.	551,057
7,400	Plum Creek Timber Co., Inc.	226,736
		802,591
	GAS - 2.1%
12,800	Atmos Energy Corp.	360,704
550	Laclede Group, Inc.	17,688
2,600	New Jersey Resources Corp.	94,406
700	Nicor, Inc.	25,613
20,100	NiSource, Inc.	279,189
2,300	Sempra Energy	114,563
26,400	UGI Corp.	661,584
300	WGL Holdings, Inc.	9,942
		1,563,689
	HEALTHCARE-PRODUCTS - 2.5%
10,400	Affymetrix, Inc. *	91,312
3,300	Align Technology, Inc. *	46,926
4,300	American Medical Systems Holdings, Inc. *	72,756
3,800	Aspect Medical Systems, Inc. *	45,524
1,700	Beckman Coulter, Inc.	117,198
3,100	CR Bard, Inc.	243,691
600	Genomic Health, Inc. *	13,116
10,400	Hill-Rom Holdings, Inc.	226,512
9,600	Hospira, Inc. *	428,160
1,000	ICU Medical, Inc. *	36,860
200	Immucor, Inc. *	3,540
575	Intuitive Surgical, Inc. *	150,794
1,600	Invacare Corp.	35,648
4,800	Kinetic Concepts, Inc. *	177,504
200	Masimo Corp. *	5,240
400	Merit Medical Systems, Inc. *	6,932
300	NuVasive, Inc. *	12,528
400	Orthofix International NV *	11,756
3,500	PSS World Medical, Inc. *	76,405
300	Sirona Dental Systems, Inc. *	8,925
800	SonoSite, Inc. *	21,168
1,000	STERIS Corp.	30,450
1,500	Thoratec Corp. *	45,405
100	West Pharmaceutical Services, Inc.	4,061
		1,912,411
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	HEALTHCARE-SERVICES - 2.3%
5,200	Allied Healthcare International, Inc. *	$ 14,560
400	America Service Group, Inc.	6,616
2,200	AMERIGROUP Corp. *	48,774
3,200	Centene Corp. *	60,608
17,600	CIGNA Corp.	494,384
11,000	Coventry Health Care, Inc. *	219,560
11,800	Health Net, Inc. *	181,720
16,900	Humana, Inc. *	630,370
2,800	Kindred Healthcare, Inc. *	45,444
800	LHC Group, Inc. *	23,944
500	Magellan Health Services, Inc. *	15,530
1,100	Molina Healthcare, Inc. *	22,759
		1,764,269
	HOME BUILDERS - 0.4%
5,200	MDC Holdings, Inc.	180,648
240	NVR, Inc. *	152,969
		333,617
	HOME FURNISHINGS - 0.2%
5,600	La-Z-Boy, Inc.	48,440
4,900	Tempur-Pedic International, Inc. *	92,806
		141,246
	HOUSEHOLD PRODUCTS/WARES - 0.9%
600	ACCO Brands Corp. *	4,332
9,600	Avery Dennison Corp.	345,696
7,100	Central Garden and Pet Co. *	77,603
4,300	Jarden Corp.	120,701
2,200	Scotts Miracle-Gro Co.	94,490
1,600	Tupperware Brands Corp.	63,872
		706,694
	HOUSEWARES - 0.4%
20,200	Newell Rubbermaid, Inc.	316,938

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	INSURANCE - 5.6%
1,700	American Safety Insurance Holdings Ltd. *	$ 26,860
7,600	Arch Capital Group Ltd. *	513,304
1,300	Aspen Insurance Holdings Ltd.	34,411
1,100	Assured Guaranty Ltd.	21,362
7,000	Conseco, Inc. *	36,820
4,200	Delphi Financial Group, Inc.	95,046
9,600	Endurance Specialty Holdings Ltd.	350,112
4,000	First American Corp.	129,480
4,200	Hartford Financial Services Group, Inc.	111,300
1,200	Infinity Property & Casualty Corp.	50,976
600	Kansas City Life Insurance Co.	18,684
5,900	Lincoln National Corp.	152,869
2,200	Mercury General Corp.	79,596
100	National Western Life Insurance Co.	17,598
5,250	PartnerRe Ltd.	403,935
2,000	Platinum Underwriters Holdings Ltd.	71,680
3,700	Principal Financial Group, Inc.	101,343
14,700	Protective Life Corp.	314,874
6,000	Reinsurance Group of America, Inc.	267,600
2,400	RenaissanceRe Holdings Ltd.	131,424
800	Selective Insurance Group	12,584
40,000	Unitrin, Inc.	779,600
19,500	Unum Group	418,080
7,400	XL Capital Ltd.	129,204
		4,268,742
	INTERNET - 2.7%
300	AboveNet, Inc. *	14,628
3,200	Art Technology Group, Inc. *	12,352
1,400	AsiaInfo Holdings, Inc. *	27,958
1,200	Cogent Communications Group, Inc. *	13,560
12,600	Earthlink, Inc.	105,966
5,900	F5 Networks, Inc. *	233,817
3,900	i2 Technologies, Inc. *	62,556
11,400	Ipass, Inc. *	15,732
700	j2 Global Communications, Inc. *	16,107
19,600	Liberty Media Corp. - Interactive *	215,012
17,500	Lionbridge Technologies, Inc. *	45,500
2,400	McAfee, Inc. *	105,096
700	MercadoLibre, Inc. *	26,922
12,800	NetFlix, Inc. *	590,976
1,200	Online Resources Corp. *	7,404
1,500	Overstock.com, Inc. *	22,005
1,800	priceline.com, Inc. *	298,476
1,800	Sohu.com, Inc. *	123,804
1,900	SonicWALL, Inc. *	15,960
700	Sourcefire, Inc. *	15,029
1,300	TIBCO Software, Inc. *	12,337
3,700	Valueclick, Inc. *	48,803
		2,030,000
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	INVESTMENT COMPANIES - 0.3%
14,400	Apollo Investment Corp.	$ 137,520
5,300	Ares Capital Corp.	58,406
1,000	PennantPark Investment Corp.	8,110
		204,036
	IRON/STEEL - 0.6%
10,000	AK Steel Holding Corp.	197,300
4,200	Schnitzer Steel Industries, Inc.	223,650
6,600	Sutor Technology Group Ltd. *	20,856
		441,806
	LEISURE TIME - 0.0%
800	Polaris Industries, Inc.	32,624

	LODGING - 0.2%
7,300	Wyndham Worldwide Corp.	119,136

	MACHINERY-CONSTRUCTION & MINING - 0.7%
11,300	Joy Global, Inc.	553,022

	MACHINERY-DIVERSIFIED - 1.5%
700	Alamo Group, Inc.	11,060
2,000	Briggs & Stratton Corp.	38,820
1,600	Chart Industries, Inc. *	34,544
7,600	Cummins, Inc.	340,556
5,200	Flowserve Corp.	512,408
200	NACCO Industries, Inc.	12,014
2,500	Nordson Corp.	140,225
2,000	Tecumseh Products Co. *	22,660
200	Tennant Co.	5,812
		1,118,099
	MEDIA - 0.9%
3,100	Discovery Communications, Inc. *	89,559
7,400	Discovery Communications, Inc. *	192,622
4,400	DISH Network Corp. *	84,744
6,200	Entercom Communications Corp. *	31,620
11,000	Gannett Co., Inc.	137,610
3,700	McGraw-Hill Cos., Inc.	93,018
2,100	Scripps Networks Interactive, Inc.	77,595
700	World Wrestling Entertainment, Inc.	9,807
		716,575
	METAL FABRICATE/HARDWARE - 0.2%
200	Ampco-Pittsburgh Corp.	5,318
4,900	Commercial Metals Co.	87,710
2,600	Worthington Industries, Inc.	36,140
		129,168
	MINING - 0.0%
800	Horsehead Holding Corp. *	9,376

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.3%
1,200	AO Smith Corp.	$ 45,720
6,400	Brink's Co.	172,224
7,700	Carlisle Cos., Inc.	261,107
12,200	Cooper Industries PLC	458,354
300	EnPro Industries, Inc. *	6,858
8,700	Federal Signal Corp.	62,553
3,400	Ingersoll-Rand Plc	104,278
31,600	Leggett & Platt, Inc.	613,040
1,400	Sturm Ruger & Co., Inc.	18,116
		1,742,250
	OFFICE FURNISHINGS - 0.0%
300	Herman Miller, Inc.	5,073

	OIL & GAS - 4.2%
700	Arena Resources, Inc. *	24,850
600	Bill Barrett Corp. *	19,674
3,700	Cimarex Energy Co.	160,284
800	Contango Oil & Gas Co. *	40,848
11,400	CVR Energy, Inc. *	141,816
2,800	Delek US Holdings, Inc.	23,996
14,500	Endeavour International Corp. *	17,545
2,400	ENSCO International, Inc.	102,096
9,100	Murphy Oil Corp.	523,887
2,500	Newfield Exploration Co. *	106,400
3,700	Noble Energy, Inc.	244,052
6,600	Parker Drilling Co. *	36,036
8,200	Pioneer Natural Resources Co.	297,578
11,900	St Mary Land & Exploration Co.	386,274
1,100	Stone Energy Corp. *	17,941
10,500	Unit Corp. *	433,125
5,600	Western Refining, Inc. *	36,120
10,000	Whiting Petroleum Corp. *	575,800
		3,188,322
	OIL & GAS SERVICES - 1.5%
1,000	Bolt Technology Corp. *	12,570
17,800	Cameron International Corp. *	673,196
300	CARBO Ceramics, Inc.	15,465
100	Dril-Quip, Inc. *	4,964
1,500	Geokinetics, Inc. *	31,800
18,500	Global Industries Ltd. *	175,750
1,600	Matrix Service Co. *	17,392
5,500	Oil States International, Inc. *	193,215
1,300	RPC, Inc.	13,624
		1,137,976
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	PACKAGING & CONTAINERS - 0.6%
900	Bway Holding Co. *	$ 16,659
6,300	Owens-Illinois, Inc. *	232,470
200	Silgan Holdings, Inc.	10,546
3,100	Sonoco Products Co.	85,374
5,300	Temple-Inland, Inc.	87,026
		432,075
	PHARMACEUTICALS - 2.6%
800	Alkermes, Inc. *	7,352
39,900	AmerisourceBergen Corp.	892,962
400	Auxilium Pharmaceuticals, Inc. *	13,684
4,600	BioScrip, Inc. *	31,096
1,300	Catalyst Health Solutions, Inc. *	37,895
5,300	Cephalon, Inc. *	308,672
8,000	Forest Laboratories, Inc. *	235,520
4,900	Herbalife Ltd.	160,426
1,200	Hi-Tech Pharmacal Co., Inc. *	26,928
200	Medicis Pharmaceutical Corp.	4,270
1,700	Medivation, Inc. *	46,138
500	Onyx Pharmaceuticals, Inc. *	14,985
900	Par Pharmaceutical Cos., Inc. *	19,359
3,000	PharMerica Corp. *	55,710
4,800	Questcor Pharmaceuticals, Inc. *	26,496
9,900	Sciclone Pharmaceuticals, Inc. *	42,174
600	USANA Health Sciences, Inc. *	20,466
800	Valeant Pharmaceuticals International *	22,448
		1,966,581
	PIPELINES - 0.1%
4,500	Spectra Energy Corp.	85,230

	REITS - 6.5%
1,900	Agree Realty Corp.	43,567
3,200	American Capital Agency Corp.	91,040
45,800	Annaly Capital Management, Inc.	830,812
11,300	Anworth Mortgage Asset Corp.	89,044
27,000	Ashford Hospitality Trust, Inc. *	93,420
3,600	Boston Properties, Inc.	235,980
11,600	CBL & Associates Properties, Inc.	112,520
5,400	Cedar Shopping Centers, Inc.	34,830
8,000	Digital Realty Trust, Inc.	365,680
3,800	DuPont Fabros Technology, Inc. *	50,654
100	Equity Lifestyle Properties, Inc.	4,279
5,300	Equity Residential	162,710
900	Hatteras Financial Corp.	26,982
18,600	Hospitality Properties Trust	378,882
138,400	HRPT Properties Trust	1,040,768
9,800	Mack-Cali Realty Corp.	316,834
12,400	MFA Financial, Inc.	98,704
300	Mid-America Apartment Communities, Inc.	13,539
4,000	National Retail Properties, Inc.	85,880
2,483	One Liberty Properties, Inc.	22,347
14,600	Pennsylvania Real Estate Investment Trust	111,106
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	REITS - 6.5% (Continued)
800	PS Business Parks, Inc.	$ 41,056
5,000	Public Storage	376,200
1,300	Ramco-Gershenson Properties Trust	11,596
800	Realty Income Corp.	20,520
2,300	Ventas, Inc.	88,550
3,113	Vornado Realty Trust	200,508
		4,948,008
	RETAIL - 6.9%
400	99 Cents Only Stores *	5,380
5,200	Aeropostale, Inc. *	226,044
700	Asbury Automotive Group, Inc. *	8,876
15,700	AutoNation, Inc. *	283,856
600	AutoZone, Inc. *	87,732
3,200	Big Lots, Inc. *	80,064
17,500	Brinker International, Inc.	275,275
4,100	Caribou Coffee Co., Inc. *	29,602
5,600	Carmax, Inc. *	117,040
6,800	Carrols Restaurant Group, Inc. *	51,408
2,100	Cheesecake Factory, Inc. *	38,892
2,900	Chipotle Mexican Grill, Inc. *	281,445
2,100	Cracker Barrel Old Country Store, Inc.	72,240
1,500	Dillard's, Inc.	21,150
5,400	Dollar Tree, Inc. *	262,872
4,400	Family Dollar Stores, Inc.	116,160
200	First Cash Financial Services, Inc. *	3,426
1,800	Fred's, Inc.	22,914
500	Gander Mountain Co. *	2,570
2,200	Group 1 Automotive, Inc.	59,070
200	Gymboree Corp. *	9,676
700	hhgregg, Inc. *	11,858
1,300	J Crew Group, Inc. *	46,566
800	Jack in the Box, Inc. *	16,392
900	Jo-Ann Stores, Inc. *	24,147
3,000	Kirkland's, Inc. *	42,750
2,600	Lithia Motors, Inc.	40,534
34,600	Macy's, Inc.	632,834
800	Nu Skin Enterprises, Inc.	14,824
5,200	Panera Bread Co. *	286,000
1,000	Pantry, Inc. *	15,680
1,500	Papa John's International, Inc. *	36,855
3,400	PC Connection, Inc. *	18,496
1,700	PF Chang's China Bistro, Inc. *	57,749
700	Pricesmart, Inc.	13,125
18,200	Ross Stores, Inc.	869,414
20,300	Starbucks Corp. *	419,195
8,500	Steak N Shake Co. *	100,045
4,000	Stein Mart, Inc. *	50,840
8,700	TJX Cos., Inc.	323,205
1,200	Tractor Supply Co. *	58,104
3,000	World Fuel Services Corp.	144,210
		5,278,515
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	SAVINGS & LOANS - 0.3%
4,800	Capitol Federal Financial	$ 158,016
1,800	First Financial Holdings, Inc.	28,746
2,800	NewAlliance Bancshares, Inc.	29,960
		216,722
	SEMICONDUCTORS - 3.9%
12,100	Amkor Technology, Inc. *	83,248
8,300	Analog Devices, Inc.	228,914
2,500	Applied Micro Circuits Corp. *	24,975
15,200	Broadcom Corp. *	466,488
14,900	Cypress Semiconductor Corp. *	153,917
1,800	Diodes, Inc. *	32,562
49,200	LSI Corp. *	270,108
19,200	Marvell Technology Group Ltd. *	310,848
23,300	Novellus Systems, Inc. *	488,834
19,000	Nvidia Corp. *	285,570
400	Omnivision Technologies, Inc. *	6,512
3,000	Photronics, Inc. *	14,220
8,100	Rovi Corp. *	272,160
1,100	Semtech Corp. *	18,711
2,300	Silicon Laboratories, Inc. *	106,628
3,800	Skyworks Solutions, Inc. *	50,312
1,200	Tessera Technologies, Inc. *	33,468
2,600	Veeco Instruments, Inc. *	60,632
900	Volterra Semiconductor Corp. *	16,533
5,500	Zoran Corp. *	63,360
		2,988,000
	SOFTWARE - 2.7%
9,200	Accelrys, Inc. *	53,360
600	ArcSight, Inc. *	14,442
700	Blackbaud, Inc.	16,240
9,900	BMC Software, Inc. *	371,547
5,000	Broadridge Financial Solutions, Inc.	100,500
5,600	CA, Inc.	123,144
2,200	CommVault Systems, Inc. *	45,650
1,500	CSG Systems International, Inc. *	24,015
600	Informatica Corp. *	13,548
700	JDA Software Group, Inc. *	15,358
500	Mantech International Corp. *	23,580
400	MedAssets, Inc. *	9,028
6,500	Metavante Technologies, Inc. *	224,120
500	MicroStrategy, Inc. *	35,770
700	MSC.Software Corp. *	5,887
1,000	Omniture, Inc. *	21,440
2,500	Pegasystems, Inc.	86,325
9,800	Red Hat, Inc. *	270,872
2,900	RightNow Technologies, Inc. *	41,876
2,300	Salesforce.com, Inc. *	130,939
6,100	Sybase, Inc. *	237,290
4,600	SYNNEX Corp. *	140,208
2,700	THQ, Inc. *	18,468
		2,023,607
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	TELECOMMUNICATIONS - 2.7%
14,100	3Com Corp. *	$ 73,743
1,500	Acme Packet, Inc. *	15,015
400	Applied Signal Technology, Inc.	9,308
4,700	Arris Group, Inc. *	61,147
1,000	Aruba Networks, Inc. *	8,840
600	Atheros Communications, Inc. *	15,918
700	Atlantic Tele-Network, Inc.	37,394
4,200	Crown Castle International Corp. *	131,712
1,700	HickoryTech Corp.	14,535
300	InterDigital, Inc. *	6,948
14,600	NeuStar, Inc. *	329,960
7,600	NII Holdings, Inc. *	227,848
2,400	Novatel Wireless, Inc. *	27,264
900	NTELOS Holdings Corp.	15,894
2,500	Plantronics, Inc.	67,025
800	Premiere Global Services, Inc. *	6,648
113,200	Qwest Communications International, Inc.	431,292
17,800	RF Micro Devices, Inc. *	96,654
2,100	Starent Networks Corp. *	53,382
53,500	Tellabs, Inc. *	370,220
5,650	USA Mobility, Inc.	72,772
		2,073,519
	TOYS/GAMES/HOBBIES - 0.2%
8,000	Mattel, Inc.	147,680

	TRANSPORTATION - 1.3%
500	Bristow Group, Inc. *	14,845
6,700	CH Robinson Worldwide, Inc.	386,925
8,200	Expeditors International of Washington, Inc.	288,230
600	Genco Shipping & Trading Ltd.	12,468
200	Gulfmark Offshore, Inc. *	6,548
300	HUB Group, Inc. *	6,855
1,100	Marten Transport Ltd. *	18,766
3,300	Overseas Shipholding Group, Inc.	123,321
800	Saia, Inc. *	12,864
4,100	Ship Finance International Ltd.	50,389
1,600	Tidewater, Inc.	75,344
		996,555

	TOTAL COMMON STOCK ( Cost - $67,351,322)	75,103,854

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%

826,259	AIM STIT Liquid Assets Portfolio, to yield 0.26% (a)	$ 826,259
	(Cost - $826,259)

	TOTAL INVESTMENTS - 100.0% ( Cost - $68,177,581) (b)	$ 75,930,113
	OTHER ASSETS LESS LIABILITIES - 0.0%	9,695
	NET ASSETS - 100.0%	$ 75,939,808

* Non-Income producing security.
(a) Variable rate security, the money market rate sown represents the rate at September 30, 2009.

(b)  Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 11,822,049
	Unrealized depreciation:	(4,069,517)
	Net unrealized appreciation:	$ 7,752,532

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		COMMERCIAL PAPER - 74.0%
5,500,000	*	Amstel Funding Corp.	1.4500	10/2/2009	$ 5,499,778
5,500,000	*	Atlantis One Funding Corp.	0.2800	11/4/2009	5,498,545
5,600,000		BNP Paribas Finance, Inc.	0.2500	11/17/2009	5,598,172
5,500,000	*	Banco Bilbao Vizcaya Argentina SA/London	0.4300	12/15/2009	5,495,069
5,400,000	*	Barton Capital Corp	0.2300	12/4/2009	5,397,792
2,800,000	*	Bryant Park Funding, LLC	0.2100	11/12/2009	2,799,314
2,000,000	*	Fortis Funding, LLC	0.2600	11/23/2009	1,999,234
5,500,000	*	Grampian Funding Ltd.	0.3800	11/10/2009	5,497,677
5,000,000	*	Jupiter Securitization Co., LLC	0.4500	10/14/2009	4,999,639
5,500,000	*	Lexington Parker Capital	0.4500	11/10/2009	5,497,249
3,500,000	*	National Australia Funding Delaware, Inc.	0.2600	11/2/2009	3,499,191
4,300,000	*	Regency Markets No. 1, LLC	0.2300	11/12/2009	4,298,846
5,500,000	*	Sheffield Receivables Corp.	0.2800	11/4/2009	5,498,545
5,400,000		Societe Generale North America, Inc.	0.3000	11/12/2009	5,398,109
5,700,000	*	Westpac Banking Corp.	0.3000	12/3/2009	5,697,006
		TOTAL COMMERCIAL PAPER ( Cost - $72,674,166)			72,674,166

		CORPORATE NOTES - 17.8%
1,500,000	+	A Mining Group LLC	0.3500	10/1/2009	1,500,000
3,000,000	+	Benjamin Rose Institute	0.4500	10/1/2009	3,000,000
3,100,000	+	Capital Markets Access Co. LC	0.4300	10/1/2009	3,100,000
1,631,000	+	Chatham Capital Corp.	0.2869	10/1/2009	1,631,000
2,800,000	*,+	M3 Realty LLC	0.5000	10/1/2009	2,800,000
780,000	+	S&L Capital LLC	0.6500	10/1/2009	780,000
4,655,000	*,+	St Jean Industries Inc.	0.8500	10/1/2009	4,655,000
		TOTAL CORPORATE NOTES ( Cost - $17,466,000)			17,466,000

		MUNICIPAL BONDS - 8.1%
4,050,000	+	Parma Ohio	0.4500	10/1/2009	4,050,000
		Economic Development Revenue Bonds
2,300,000	+	Fredericksburg Virginia	0.4300	10/1/2009	2,300,000
		Economic Development Authority Revenue Bonds
400,000	+	Massachusetts State	0.3200	10/1/2009	400,000
		Health & Educational Facilities Authority Revenue Bonds
500,000	+	Massachusetts State	0.4300	10/1/2009	500,000
		Housing Finance Agency Revenue Bonds, Ser. B
100,000	+	New York City Housing Development Corp., Multi-Family	0.2700	10/7/2009	100,000
		Rental Housing Revenue Bonds, Ser. B
600,000	+	Norfolk Virginia	0.4300	10/1/2009	600,000
		Redevelopment & Housing Authority Revenue Bonds
		TOTAL MUNICIPAL BONDS ( Cost - $7,950,000)			7,950,000

		TOTAL INVESTMENTS - 99.9% ( Cost - $98,090,166)			$ 98,090,166
		OTHER ASSETS LESS LIABILITIES - 0.1%			91,205
		NET ASSETS - 100.0%			$ 98,181,371

*  Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  At September 30, 2009, these securities amounted to 69,132,885 or 70.4% of net assets.

+ Variable rate security - interest rate subject to periodic change.

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$ -
		Unrealized depreciation:			-
		Net unrealized appreciation:			$ -

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		BONDS & NOTES - 86.7%
		AIRLINES - 0.4%
90,000		American Airlines Pass Through Trust 2001-02	7.8580	10/1/2011	$ 89,887
40,000		American Airlines Pass Through Trust 2009-1A	10.3750	7/2/2019	42,297
5,857		Continental Airlines, Inc.	6.7030	6/15/2021	5,330
					137,514
		APPAREL - 0.1%
65,000		Jones Apparel Group, Inc.	6.1250	11/15/2034	48,263

		AUTO MANUFACTURERS - 0.8%
355,000		Ford Motor Co.	6.6250	10/1/2028	261,812

		AUTO PARTS & EQUIPMENT - 0.5%
225,000		Goodyear Tire & Rubber Co.	7.0000	3/15/2028	192,094

		AUTOMOBILE ABS - 0.5%
80,000		Daimler Chrysler Auto Trust	5.3200	11/10/2014	83,472
110,000		Merrill Auto Trust Securitization	6.7500	4/15/2015	101,496
					184,968
		BANKS - 2.7%
250,000		Citigroup, Inc.	5.0000	9/15/2014	238,397
115,000		Citigroup, Inc.	5.5000	10/15/2014	114,893
15,000		Citigroup, Inc.	5.8500	12/11/2034	13,127
25,000		Citigroup, Inc.	5.8750	5/29/2037	21,865
130,000		Citigroup, Inc.	6.3750	8/12/2014	134,764
96,000		GMAC LLC (a)	6.0000	4/1/2011	89,520
94,000		GMAC LLC (a)	6.0000	12/15/2011	87,185
44,000		GMAC LLC (a)	6.6250	5/15/2012	40,370
122,000		GMAC LLC (a)	6.7500	12/1/2014	105,987
36,000		GMAC LLC (a)	8.0000	11/1/2031	29,160
6,500,000	(b)	Kreditanstalt fuer Wiederaufbau ISK	10.7500	2/1/2010	53,456
					928,724
		BUILDING MATERIALS - 2.3%
280,000		Masco Corp.	4.8000	6/15/2015	255,500
45,000		Masco Corp.	5.8500	3/15/2017	41,456
150,000		Owens Corning	6.5000	12/1/2016	146,437
50,000		Owens Corning	7.0000	12/1/2036	41,188
85,000		Owens Corning	9.0000	6/15/2019	91,906
250,000		USG Corp.	6.3000	11/15/2016	213,437
					789,924
		CHEMICALS - 0.2%
55,000		Hercules, Inc.	6.5000	6/30/2029	30,594
50,000		Methanex Corp.	6.0000	8/15/2015	42,427
					73,021
JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		COMMERCIAL MBS - 4.4%
52,290		Banc of America Alternative Loan Trust 2005-10 1CB1 (c)	0.6463	11/25/2035	$ 31,407
75,000		Banc of America Commercial Mortgage, Inc. 2007-2 A4 (c)	5.6886	4/10/2049	64,581
50,000		Bear Stearns Commercial Mortgage Securities 2007-PW16 A4 (c)	5.7190	6/11/2040	45,673
225,000		Commercial Mortgage Pass Through Certificates 2007-C9 A4 (c)	5.8161	12/10/2049	202,751
170,000		Credit Suisse Mortgage Capital Certificates 2007-C5 A4 (c)	5.6950	9/15/2040	133,978
80,000		Credit Suisse Mortgage Capital Certificates 2007-C3 A4 (c)	5.7228	6/15/2039	63,157
50,000		Credit Suisse Mortgage Capital Certificates 2008-C1 A3 (c)	6.2160	2/15/2041	40,949
225,000		Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.4440	3/10/2039	199,398
275,000		Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.7360	12/10/2049	247,620
100,000		Greenwich Capital Commercial Funding Corp. 2006-GC7 A4 (c)	5.9181	7/10/2038	91,490
150,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4 (c)	5.7461	2/12/2049	128,398
50,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4 (c)	5.8181	6/15/2049	43,704
75,000		LB-UBS Commercial Mortgage Trust 2007-C7 A3 (c)	5.8660	9/15/2045	66,190
50,000		Morgan Stanley Capital I 2008-T29 A4 (c)	6.2802	1/11/2043	48,502
150,000		Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.3080	11/15/2048	135,064
					1,542,862
		COMMERCIAL SERVICES - 3.1%
150,000		ARAMARK Corp.	5.0000	6/1/2012	141,937
300,000		DP World Ltd. (a)	6.8500	7/2/2037	264,663
50,000		Erac USA Finance Co. (a)	6.3750	10/15/2017	49,533
20,000		Erac USA Finance Co. (a)	6.7000	6/1/2034	18,717
540,000		Erac USA Finance Co. (a)	7.0000	10/15/2037	508,907
80,000		KAR Holdings, Inc.	10.0000	5/1/2015	80,800
					1,064,557
		COMPUTERS - 1.0%
400,000		Seagate Technology HDD Holdings	6.8000	10/1/2016	366,000

		DIVERSIFIED FINANCIAL SERVICES - 8.4%
250,000		American General Finance Corp.	6.9000	12/15/2017	174,845
90,000		Associates Corp. of North America	6.9500	11/1/2018	90,504
400,000		Ford Motor Credit Co. LLC	7.0000	10/1/2013	379,500
105,000	(b)	General Electric Capital Australia Funding Pty Ltd. AUD	8.0000	2/13/2012	95,645
45,000	(b)	General Electric Capital Corp. NZD	6.5000	9/28/2015	31,101
25,000	(b)	General Electric Capital Corp. NZD	6.7500	9/26/2016	17,359
155,000	(b)	General Electric Capital Corp. NZD	7.6250	12/10/2014	114,952
200,000	(b)	General Electric Capital Corp. SGD	2.9600	5/18/2012	134,913
200,000	(b)	General Electric Capital Corp. SGD	3.4850	3/8/2012	137,302
265,000		Harley-Davidson Funding Corp. (a)	6.8000	6/15/2018	258,050
35,000		International Lease Finance Corp.	4.7500	1/13/2012	29,579
20,000		International Lease Finance Corp.	5.2500	1/10/2013	16,013
250,000		Merrill Lynch & Co., Inc.	6.0500	6/1/2034	237,965
435,000		Merrill Lynch & Co., Inc.	6.1100	1/29/2037	415,199
100,000		Petroplus Finance Ltd. (a)	6.7500	5/1/2014	93,625
25,000	(b)	SLM Corp. NZD	6.5000	6/15/2010	15,218
300,000		SLM Corp.	5.0000	10/1/2013	236,364
30,000		SLM Corp.	5.3750	1/15/2013	24,767
120,000		SLM Corp.	5.3750	5/15/2014	91,787
385,000		SLM Corp.	8.4500	6/15/2018	306,468
10,000		Textron Financial Corp.	5.1250	8/15/2014	9,312
35,000		Textron Financial Corp.	5.4000	4/28/2013	34,213
					2,944,681
JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		ELECTRIC - 3.0%
245,000		AES Corp.	8.0000	6/1/2020	$ 243,775
65,000		AES Corp. (a)	8.7500	5/15/2013	66,137
90,000		Allegheny Energy Supply Co. LLC (a)	5.7500	10/15/2019	89,984
300,000		Energy Future Holdings Corp.	5.5500	11/15/2014	207,750
150,000		Nisource Finance Corp.	5.4500	9/15/2020	139,807
25,000		Nisource Finance Corp.	6.4000	3/15/2018	25,324
250,000		Nisource Finance Corp.	6.8000	1/15/2019	256,735
					1,029,512
		ELECTRONICS - 1.7%
135,000		Agilent Technologies, Inc.	5.5000	9/14/2015	138,424
145,000		Arrow Electronics, Inc.	7.5000	1/15/2027	150,906
250,000		Avnet, Inc.	6.6250	9/15/2016	262,682
40,000		Jabil Circuit, Inc.	7.7500	7/15/2016	40,400
					592,412
		FOREIGN GOVERNMENT - 10.2%
250,000	(b)	Brazilian Government International Bond BRL	10.2500	1/10/2028	137,499
175,000	(b)	Canadian Government Bond CAD	2.0000	9/1/2012	163,534
380,000	(b)	Canadian Government Bond CAD	3.7500	6/1/2012	372,892
405,000	(b)	Canadian Government Bond CAD	4.5000	6/1/2015	414,244
595,000	(b)	Canadian Government Bond CAD	5.2500	6/1/2012	605,383
56,500	(b)	Mexican Bonos MXN	8.0000	12/7/2023	411,065
580,000	(b)	New South Wales Treasury Corp. AUD	5.5000	3/1/2017	503,878
280,000	(b)	New South Wales Treasury Corp. AUD	6.0000	5/1/2012	252,137
150,000	(b)	New South Wales Treasury Corp. AUD	7.0000	12/1/2010	136,326
110,000	(b)	New Zealand Government Bond NZD	6.0000	12/15/2017	81,362
70,000	(b)	Province of Ontario Canada CAD	4.2000	3/8/2018	67,756
540,000	(b)	Province of Quebec Canada CAD	6.7500	11/9/2015	398,207
					3,544,283
		FOREST PRODUCTS & PAPER - 4.7%
140,000		Georgia-Pacific LLC	7.2500	6/1/2028	123,200
325,000		Georgia-Pacific LLC	7.7500	11/15/2029	302,250
120,000		Georgia-Pacific LLC	8.0000	1/15/2024	118,650
120,000		Georgia-Pacific LLC	8.8750	5/15/2031	120,450
210,000		International Paper Co.	7.9500	6/15/2018	227,348
45,000		Westvaco Corp.	7.9500	2/15/2031	42,300
275,000		Westvaco Corp.	8.2000	1/15/2030	269,500
245,000		Weyerhaeuser Co.	6.8750	12/15/2033	202,737
120,000		Weyerhaeuser Co.	6.9500	10/1/2027	103,200
165,000		Weyerhaeuser Co.	7.3750	3/15/2032	145,612
					1,655,247
		HEALTHCARE-PRODUCTS - 0.1%
45,000		Boston Scientific Corp.	7.0000	11/15/2035	41,231

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		HEALTHCARE-SERVICES - 3.4%
100,000		HCA, Inc.	5.7500	3/15/2014	$ 89,125
295,000		HCA, Inc.	7.1900	11/15/2015	270,294
15,000		HCA, Inc.	7.5000	12/15/2023	11,906
100,000		HCA, Inc.	7.5800	9/15/2025	80,904
195,000		HCA, Inc.	7.6900	6/15/2025	157,950
390,000		HCA, Inc.	7.7500	7/15/2036	305,680
175,000		HCA, Inc.	8.3600	4/15/2024	141,312
180,000		Tenet Healthcare Corp.	6.8750	11/15/2031	140,400
					1,197,571
		HOME BUILDERS - 3.3%
100,000		Corp GEO SAB de CV (a)	8.8750	9/25/2014	102,853
305,000		DR Horton, Inc.	6.5000	4/15/2016	299,281
80,000		KB Home	5.7500	2/1/2014	77,400
45,000		KB Home	5.8750	1/15/2015	42,413
150,000		KB Home	6.2500	6/15/2015	141,937
45,000		Lennar Corp.	5.5000	9/1/2014	41,738
90,000		Lennar Corp.	5.6000	5/31/2015	83,362
30,000		Lennar Corp.	6.5000	4/15/2016	27,675
375,000		Pulte Homes, Inc.	7.8750	6/15/2032	335,625
					1,152,284
		HOUSEHOLD PRODUCTS/WARES - 0.1%
45,000		Fortune Brands, Inc.	5.8750	1/15/2036	38,503

		INSURANCE - 0.9%
350,000		White Mountains Re Group Ltd. (a)	6.3750	3/20/2017	310,978

		IRON/STEEL - 1.2%
5,000		ArcelorMittal	6.1250	6/1/2018	4,926
55,000		Steel Dynamics, Inc.	6.7500	4/1/2015	53,144
25,000		Steel Dynamics, Inc.	7.3750	11/1/2012	25,250
35,000		Steel Dynamics, Inc. (a)	8.2500	4/15/2016	35,044
5,000		United States Steel Corp.	6.0500	6/1/2017	4,619
360,000		United States Steel Corp.	6.6500	6/1/2037	298,800
					421,783
		LEISURE TIME - 0.5%
205,000		Royal Caribbean Cruises Ltd.	6.8750	12/1/2013	191,162

		MACHINERY-CONSTRUCTION & MINING - 0.2%
65,000		Joy Global, Inc.	6.0000	11/15/2016	64,920
15,000		Joy Global, Inc.	6.6250	11/15/2036	15,668
					80,588
		MACHINERY-DIVERSIFIED - 1.0%
200,000		Case New Holland, Inc. (a)	7.7500	9/1/2013	198,750
150,000		Cummins, Inc.	7.1250	3/1/2028	136,780
					335,530
JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		MEDIA - 4.2%
35,000		CSC Holdings, Inc.	7.6250	7/15/2018	$ 35,569
140,000		CSC Holdings, Inc.	7.8750	2/15/2018	144,200
85,000		News America, Inc.	7.1250	4/8/2028	89,411
35,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	2,013
20,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	1,150
30,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	1,725
80,000		RH Donnelley Corp. (d)	8.8750	1/15/2016	4,600
100,000		Shaw Communications, Inc.	5.6500	10/1/2019	93,134
825,000		Time Warner, Inc.	6.5000	11/15/2036	848,867
230,000		Viacom, Inc.	6.8750	4/30/2036	244,347
					1,465,016
		MINING - 0.7%
5,000		Alcoa, Inc.	5.8700	2/23/2022	4,312
125,000		Alcoa, Inc.	5.9500	2/1/2037	105,335
115,000		Alcoa, Inc.	6.7500	1/15/2028	101,466
30,000		Teck Resources Ltd.	6.1250	10/1/2035	25,350
					236,463
		MISCELLANEOUS MANUFACTURING - 0.5%
60,000		Textron, Inc.	5.6000	12/1/2017	55,606
60,000		Textron, Inc.	6.5000	6/1/2012	61,274
70,000		Textron, Inc.	7.2500	10/1/2019	72,034
					188,914
		MULTI-NATIONAL - 1.5%
7,340,000,256	(b)	Inter-American Development Bank IDR	0.0000	5/20/2013	523,407

		OFFICE/BUSINESS EQUIPMENT - 1.7%
35,000		Xerox Capital Trust I	8.0000	2/1/2027	34,213
530,000		Xerox Corp.	6.3500	5/15/2018	547,903
					582,116
		OIL & GAS - 4.8%
50,000		Chesapeake Energy Corp.	6.2500	1/15/2017	66,196
310,000		Chesapeake Energy Corp.	6.5000	8/15/2017	284,037
160,000		PetroHawk Energy Corp.	7.8750	6/1/2015	158,400
60,000		Pioneer Natural Resources Co.	5.8750	7/15/2016	55,725
50,000		Pioneer Natural Resources Co.	6.8750	5/1/2018	46,250
100,000		Pioneer Natural Resources Co.	7.2000	1/15/2028	88,625
90,000		Questar Market Resources, Inc.	6.8000	3/1/2020	93,577
140,000		Talisman Energy, Inc.	5.8500	2/1/2037	134,154
830,000		Valero Energy Corp.	6.6250	6/15/2037	745,821
					1,672,785
		OIL & GAS SERVICES - 0.1%
5,000		Weatherford International, Inc.	6.8000	6/15/2037	5,296
5,000		Weatherford International Ltd.	6.5000	8/1/2036	5,096
20,000		Weatherford International Ltd.	7.0000	3/15/2038	21,399
					31,791
		OTHER ABS - 0.6%
200,000		Sierra Receivables Funding Co. 2009-3A A1 (a)	7.6200	7/20/2026	200,000

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		PHARMACEUTICALS - 1.2%
235,000		Elan Finance PLC/Elan Finance Corp.	7.7500	11/15/2011	$ 232,504
5,000		Elan Finance PLC/Elan Finance Corp.	8.8750	12/1/2013	5,019
175,000		Watson Pharmaceuticals, Inc.	6.1250	8/15/2019	183,879
					421,402
		PIPELINES - 1.7%
50,000		CenterPoint Energy Resources Corp.	6.2500	2/1/2037	49,860
130,000		Dynegy Holdings, Inc.	7.7500	6/1/2019	110,337
40,000		El Paso Corp.	6.8750	6/15/2014	39,100
400,000		Kinder Morgan Energy Partners LP	5.8000	3/15/2035	370,788
30,000		Panhandle Eastern Pipeline Co. LP	6.2000	11/1/2017	31,731
					601,816
		REITS - 1.6%
5,000		Camden Property Trust	5.7000	5/15/2017	4,739
50,000		Duke Realty LP	6.2500	5/15/2013	50,176
190,000		Duke Realty LP	7.3750	2/15/2015	195,557
5,000		ProLogis	5.7500	4/1/2016	4,544
65,000		ProLogis	6.6250	5/15/2018	59,405
10,000		Simon Property Group LP	5.2500	12/1/2016	9,808
125,000		Simon Property Group LP	5.8750	3/1/2017	127,106
120,000		Simon Property Group LP	6.1250	5/30/2018	122,632
					573,967
		RETAIL - 5.0%
163,559		CVS Pass-Through Trust	6.0360	12/10/2028	157,662
105,000		JC Penney Corp., Inc.	6.3750	10/15/2036	86,231
15,000		JC Penney Corp., Inc.	7.1250	11/15/2023	13,650
235,000		JC Penney Corp., Inc.	7.6250	3/1/2097	188,000
5,000		Macy's Retail Holdings, Inc.	5.9000	12/1/2016	4,569
433,000		Macy's Retail Holdings, Inc.	6.3750	3/15/2037	342,611
160,000		Macy's Retail Holdings, Inc.	7.0000	2/15/2028	122,600
675,000		New Albertsons, Inc.	6.6250	6/1/2028	521,437
30,000		New Albertsons, Inc.	7.2500	5/1/2013	30,263
300,000		Toys R US, Inc.	7.3750	10/15/2018	261,375
					1,728,398
		SEMICONDUCTORS - 0.4%
95,000		Kla-Tencor Corp.	6.9000	5/1/2018	99,645
50,000		National Semiconductor Corp.	6.6000	6/15/2017	49,313
					148,958
JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		TELECOMMUNICATIONS - 7.8%
1,000,000		America Movil SAB de CV	9.0000	1/15/2016	$ 75,600
50,000		American Tower Corp.	7.0000	10/15/2017	51,250
60,000		Bell Canada (a)	6.1000	3/16/2035	51,681
60,000		CenturyTel, Inc.	6.8750	1/15/2028	55,019
50,000		Frontier Communications Corp.	6.2500	1/15/2013	48,500
10,000		Frontier Communications Corp.	7.1250	3/15/2019	9,413
240,000		Frontier Communications Corp.	7.8750	1/15/2027	219,900
200,000		Level 3 Financing, Inc.	8.7500	2/15/2017	168,500
10,000		Motorola, Inc.	6.0000	11/15/2017	9,679
150,000		Motorola, Inc.	6.5000	9/1/2025	122,673
190,000		Motorola, Inc.	6.5000	11/15/2028	163,421
85,000		Motorola, Inc.	6.6250	11/15/2037	71,915
440,000		Nextel Communications, Inc.	5.9500	3/15/2014	392,150
30,000		Nextel Communications, Inc.	6.8750	10/31/2013	27,938
545,000		Nextel Communications, Inc.	7.3750	8/1/2015	493,225
15,000		Nortel Networks Capital Corp. (d)	7.8750	6/15/2026	8,400
35,000		Nortel Networks Ltd. (d)	6.8750	9/1/2023	9,800
5,000		Qwest Capital Funding, Inc.	6.5000	11/15/2018	4,113
215,000		Qwest Capital Funding, Inc.	7.6250	8/3/2021	181,675
5,000		Qwest Corp.	6.5000	6/1/2017	4,723
205,000		Qwest Corp.	6.8750	9/15/2033	166,444
400,000		Qwest Corp.	7.2500	10/15/2035	320,668
5,000		Qwest Corp.	7.5000	6/15/2023	4,559
40,000		Verizon New England, Inc.	7.8750	11/15/2029	45,241
					2,706,487
		TRANSPORTATION - 0.0%
15,000		Canadian Pacific Railway Co.	5.7500	3/15/2033	14,199

		TRUCKING & LEASING - 0.2%
80,000		GATX Corp.	4.7500	10/1/2012	80,593

		TOTAL BONDS & NOTES ( Cost - $29,041,063)			30,301,816

		CONVERTIBLE BONDS - 6.5%
		BIOTECHNOLOGY - 0.3%
85,000		Human Genome Sciences, Inc.	2.2500	8/15/2012	105,931

		COMPUTERS - 0.1%
18,000		Maxtor Corp.	5.7500	3/1/2012	17,460

		IRON/STEEL - 0.2%
60,000		Steel Dynamics, Inc.	5.1250	6/15/2014	70,800

		MISCELLANEOUS MANUFACTURING - 0.0%
15,000		Trinity Industries, Inc.	3.8750	6/1/2036	11,063

		OIL & GAS - 0.0%
5,000		Transocean, Inc.	1.5000	12/15/2037	4,763

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares			Coupon Rate (%)		Value
		REITS - 0.3%
65,000		ProLogis	1.8750	11/15/2037	$ 55,494
65,000		ProLogis	2.2500	4/1/2037	58,581
					114,075
		SEMICONDUCTORS - 1.8%
15,000		Intel Corp.	2.9500	12/15/2035	13,333
510,000		Intel Corp. (a)	3.2500	8/1/2039	538,986
85,000		Kulicke & Soffa Industries, Inc.	0.8750	6/1/2012	69,594
					621,913
		TELECOMMUNICATIONS - 3.8%
405,000		Alcatel-Lucent USA, Inc.	2.8750	6/15/2025	338,175
1,005,000		Level 3 Communications, Inc.	3.5000	6/15/2012	798,975
100,000		NII Holdings, Inc.	3.1250	6/15/2012	87,375
145,000		Nortel Networks Corp. (d)	2.1250	4/15/2014	79,750
					1,304,275

		TOTAL CONVERTIBLE BONDS ( Cost - $1,993,289)			2,250,280

		PREFERRED STOCKS - 1.6%
		BANKS - 0.3%
135		Bank of America Corp.	7.2500		114,749

		DIVERSIFIED FINANCIAL SERVICES - 0.2%
86		Preferred Blocker, Inc. (a)	7.0000		50,012
2,725		SLM Corp.	6.0000		38,324
					88,336
		HOUSEWARES - 0.7%
6,250		Newell Financial Trust I	5.2500		230,000

		TELECOMMUNICATIONS - 0.3%
120		Lucent Technologies Capital Trust I	7.7500		92,100

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares					Value
		U.S. GOVERNMENT AGENCY - 0.1%
150		Federal Home Loan Mortgage Corp. Ser. F (e)	5.0000		$ 398
400		Federal Home Loan Mortgage Corp. Ser. K (e)	5.7900		1,140
150		Federal Home Loan Mortgage Corp. Ser. O (e)	5.8100		410
200		Federal Home Loan Mortgage Corp. Ser. P (e)	6.0000		590
250		Federal Home Loan Mortgage Corp. Ser. R (e)	5.7000		650
150		Federal Home Loan Mortgage Corp. Ser. T (e)	6.4200		423
350		Federal Home Loan Mortgage Corp. Ser. U (e)	5.9000		595
2,350		Federal Home Loan Mortgage Corp. Ser. V (e)	5.5700		3,971
700		Federal Home Loan Mortgage Corp. Ser. W (e)	5.6600		1,260
925		Federal Home Loan Mortgage Corp. Ser. Y (e)	6.5500		1,684
3,400		Federal Home Loan Mortgage Corp. Ser. Z (e)	0.0000		6,154
100		Federal National Mortgage Association Ser. H (e)	5.8100		279
250		Federal National Mortgage Association Ser. I (e)	5.3750		725
150		Federal National Mortgage Association Ser. L (e)	5.1250		399
300		Federal National Mortgage Association Ser. M (e)	4.7500		766
150		Federal National Mortgage Association Ser. Q (e)	6.7500		234
4,750		Federal National Mortgage Association Ser. S (e)	0.0000		7,647
7,100		Federal National Mortgage Association Ser. T (e)	8.2500		11,431
					38,756

		TOTAL PREFERRED STOCK ( Cost - $891,791)			563,941
		SHORT-TERM INVESTMENTS - 3.6%
1,264,112		AIM STIT Liquid Assets Portfolio, to yield 0.26% (f)			$ 1,264,112
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,264,112)

		TOTAL INVESTMENTS - 98.4% ( Cost - $33,190,255) (g)			$ 34,380,149
		OTHER ASSETS LESS LIABILITIES - 1.6%			554,935
		NET ASSETS - 100.0%			$ 34,935,084

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At September 30, 2009, these securities amounted to 2,875,469 or 8.23% of net assets.
(b)	Principal amount stated in Foreign Currency
	BRL - Brazilian Real ISK-Icelandic Krona AUD - Australian Dollar CAD - Canadian Dollar
	SGD - Singapore Dollar NZD - New Zealand Dollar MXN - Mexican Peso
(c)	Variable rate security - interest rate subject to change.
(d)	Bond in default - non inome producing.
(e)	These securities have discontinued dividend payments.
(f)	Variable rate security; the money market rate shown represents the rate at September 30, 2009.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 2,303,020
		Unrealized depreciation			(1,113,126)
		Net unrealized appreciation			$ 1,189,894

At August 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Forward Currency Exchange Contract	Foreign Currency Amount	Cost($)	Value($)	Unrealized Appreciation/ (Depreciation)($)
Purchases:
Canadian Dollar, Expiring 10/1/2009	99,683	91,773	92,983	1,210

Sales:
Euro, Expiring 10/30/2009	35,000	49,693	51,201	(1,508)
			Total	(297)

JNF Funds
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,173,559	$ -	$ -	$ 16,173,559
Bonds & Notes	$ -	$ 6,354,265	$ -	$ 6,354,265
Money Market Fund	$ 426,340	$ -	$ -	$ 426,340
Total	$ 16,599,899	$ 6,354,265	$ -	$ 22,954,164

Jefferson National Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 75,103,854	$ -	$ -	$ 75,103,854
Money Market Fund	$ 826,259	$ -	$ -	$ 826,259
Total	$ 75,930,113	$ -	$ -	$ 75,930,113

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 72,674,166	$ -	$ 72,674,166
Corporate Notes	$ -	$ 17,466,000	$ -	$ 17,466,000
Municipal Bonds	$ -	$ 7,950,000	$ -	$ 7,950,000
Total	$ -	$ 98,090,166	$ -	$ 98,090,166
JNF Loomis Sayles Bond Portfolio
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 30,301,816	$ -	$ 30,301,816
Convertible Bonds	$ -	$ 2,250,280	$ -	$ 2,250,280
Preferred Stocks	$ -	$ 563,941	$ -	$ 563,941
Municipal Bonds	$ 1,264,112	$ -	$ -	$ 1,264,112
Futures	$ 1,210	$ -	$ -	$ 1,210
Total	$ 1,265,322	$ 33,116,037	$ -	$ 34,381,359
Liabilities
Futures	$ (1,508)			$ (1,508)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/23/09